Incentive stock options (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Incentive Stock Options Details
Number of Options | shares	6,000,000
Exercise Price | $ / shares	$ .075
Expiry Date	Sep. 16, 2020